Incentive and Share-Based Compensation, Performance Share Units ("PSUs") (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Performance share units [Member]
Share-based compensation disclosures [Line Items]
Description of award	A target number of PSUs is granted to participants at the beginning of a three-year performance period. Final payout of awards, which can range from 0% to 200% of target shares granted, is determined and paid after the performance period. These awards are settled in shares of common stock, and each unit is equivalent to one share of our common stock.Beginning in 2021, the payout for PSUs granted will be equally based on Total Shareholder Return (“TSR”) relative to our peers and a performance metric. The fair value of the portion of the award that vests based on TSR is estimated using a Monte-Carlo simulation. For the other portion of the award, the fair value is determined at the end of each reporting period based on our stock price and the number of shares expected to vest. Prior to 2021, all our PSUs vesting was based on TSR relative to our peers, and the fair value was estimated using a Monte-Carlo simulation.
Additional disclosures, performance share units [Abstract]
Total fair value of shares vested in the period			$ 9
Unrecognized compensation cost	$ 28
Weighted average remaining expense period	2 years
Total Shareholder Return Performance Units [Member]
Fair value assumptions [Abstract]
Granted (in dollars per share)	$ 122.15	$ 169.57	$ 82.70
Volatility of common stock (in hundredths)	48.71%	48.05%
Average correlation coefficient of peer companies	0.59	0.59
Risk-free interest rate (in hundredths)	1.69%	0.31%
Weighted average grant date fair value, performance share units [Roll Forward]
Granted (in dollars per share)	$ 122.15	$ 169.57	$ 82.70
Total Shareholder Return Performance Units [Member] | Minimum [Member]
Fair value assumptions [Abstract]
Volatility of common stock (in hundredths)			25.96%
Expected volatility of peer companies (in hundredths)	23.12%	24.30%	16.13%
Average correlation coefficient of peer companies			0.45
Risk-free interest rate (in hundredths)			0.23%
Total Shareholder Return Performance Units [Member] | Maximum [Member]
Fair value assumptions [Abstract]
Volatility of common stock (in hundredths)			41.50%
Expected volatility of peer companies (in hundredths)	61.28%	59.44%	50.42%
Average correlation coefficient of peer companies			0.58
Risk-free interest rate (in hundredths)			1.35%
Performance Units, Equity Award [Member]
Fair value assumptions [Abstract]
Granted (in dollars per share)	$ 101.33
Performance share units activity, number of units [Roll Forward]
Outstanding at beginning of period (in shares)	754
Granted (in shares)	291
Forfeited (in shares)	(274)
Outstanding at end of period (in shares)	771	754
Weighted average grant date fair value, performance share units [Roll Forward]
Outstanding at beginning of period (in dollars per share)	$ 95.45
Granted (in dollars per share)	101.33
Forfeited (in dollars per share)	78.06
Outstanding at end of period (in dollars per share)	$ 102.07	$ 95.45